Interests in joint venture (Tables)	12 Months Ended
Dec. 31, 2022
Interests In Other Entities [Abstract]
Schedule of movement in interest in joint venture	The table below provides a rollforward of the Company’s interest in Overland ADCT BioPharma as of December 31, 2022 and 2021.

(in KUSD)
Interest in joint venture
January 1, 2021	47,908
Share of results with joint venture	(6,672)
December 31, 2021	41,236
Share of results in joint venture	(10,084)
December 31, 2022	31,152

Summary of financial information in joint venture	The following information reflects the amounts presented in the financial statements of Overland ADCT BioPharma and not the Company’s share of those amounts.

(in KUSD)	As of
Summarized Balance Sheet	December 31, 2022	December 31, 2021
Cash and cash equivalents	19,261	39,318
Prepaid and other current assets	2	15
Intangible assets	49,249	48,040
Total liabilities	(3,062)	(2,828)
Net assets	65,450	84,545

(in KUSD)	For the Years Ended
Summarized Statement of Comprehensive Loss	December 31, 2022	December 31, 2021	December 31, 2020
Operating expenses	20,228	13,876	269
Other income	(1,232)	(259)	—
Net loss	18,996	13,617	269